Shareholder Report, Holdings (Details)	Jul. 31, 2025
C000227329 | 31846V328 | First American Treasury Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000227329 | G39108108 | Gates Industrial Corp. PLC
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000227329 | 55024U109 | Lumentum Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000227329 | 537008104 | Littelfuse, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000227329 | 008252108 | Affiliated Managers Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000227329 | 860630102 | Stifel Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000227329 | 29977A105 | Evercore, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000227329 | 70202L102 | Parsons Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000227329 | 428291108 | Hexcel Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000227329 | 55306N104 | MKS, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000227329 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000227329 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000227329 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000227329 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000227329 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000227329 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000227329 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000227329 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000227329 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000227329 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000227329 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000248358 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000248358 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	93.10%
C000074420 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000074420 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000074420 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000074420 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000074420 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000074420 | Communications
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000074420 | Technology
Holdings [Line Items]
Percent of Net Asset Value	30.60%